General information and significant accounting policies - Reverse stock split (Details)	Sep. 25, 2024 $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
General information and significant accounting policies
Reverse stock split ratio	0.04
Fractional shares issued in connection to reverse stock split | shares	0
Par value per share | $ / shares	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025